Employee Benefits - Summary of Fund and Plan Assets of Provident Fund (Detail) - Provident fund [member] - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Fair value of plan assets	₨ 71,196	₨ 61,397
Present value of defined benefit obligation	(71,196)	(61,397)
Net (shortfall)/ excess	₨ 0	₨ 0